Revenue and Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
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Revenue and Segment Results by Operating and Reportable Segments

An analysis of the Group’s revenue and segment results by operating and reportable segments for the years are as follows:

	PRC OEM sales			PRC aftermarket sales			International sales			Consolidated
	2015	2016	2017	2015	2016	2017	2015	2016	2017	2015	2016	2017	2017
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue from external customers	814,621	856,727	1,533,044	1,203,753	1,028,018	914,303	431,361	365,916	383,182	2,449,735	2,250,661	2,830,529	435,044
Reconciliation adjustments
Gross up adjustment to reverse net off of selling expense	—	—	—	—	—	—	5,569	5,621	4,832	5,569	5,621	4,832	743
Provision of sales rebates and discount	—	—	—	(9,548)	(6,749)	(4,374)	—	—	—	(9,548)	(6,749)	(4,374)	(672)

Total consolidated net revenue, as reported	814,621	856,727	1,533,044	1,194,205	1,021,269	909,929	436,930	371,537	388,014	2,445,756	2,249,533	2,830,987	435,115

Segment result (gross profit before reconciliation)	101,014	133,315	213,091	199,929	210,240	142,612	64,709	51,607	30,148	365,652	395,162	385,851	59,304
Reconciliation adjustments
Gross up adjustment to reverse net off of selling expense	—	—	—	—	—	—	5,569	5,621	4,832	5,569	5,621	4,832	743
Provision of sales rebates and discount	—	—	—	(9,548)	(6,749)	(4,374)	—	—	—	(9,548)	(6,749)	(4,374)	(672)
Unrealized profit	5,883	(918)	1,071	—	—		—	—	—	5,883	(918)	1,071	165
Fair value adjustments arose from acquisition of subsidiaries
- Additional depreciation of property, plant and equipment	(670)	(602)	(773)	(544)	(491)	(333)	(198)	(188)	(152)	(1,412)	(1,281)	(1,258)	(193)
- Additional amortization of prepaid lease payments	(762)	(754)	(987)	(618)	(615)	(424)	(225)	(236)	(194)	(1,605)	(1,605)	(1,605)	(247)
- Amortization of capitalized general borrowing cost of qualifying assets	(360)	(1,273)	(1,801)	(292)	(1,041)	(774)	(107)	(400)	(354)	(759)	(2,714)	(2,929)	(450)

Total consolidated gross profit, as reported	105,105	129,768	210,601	188,927	201,344	136,707	69,748	56,404	34,280	363,780	387,516	381,588	58,649

Other income, gains and losses										16,410	11,680	21,171	3,254
Net exchange gain (loss)										5,793	2,546	(3,521)	(541)
Selling and distribution costs										(212,273)	(181,911)	(173,800)	(26,713)
Research and development expenses										(51,253)	(84,639)	(57,419)	(8,825)
Administrative expenses										(136,681)	(139,377)	(130,203)	(20,012)
Finance costs										(15,913)	(21,387)	(21,375)	(3,285)

(Loss) profit before taxation										(30,137)	(25,572)	16,441	2,527
Income tax credit (expense)										1,570	(352)	(7,389)	(1,136)

(Loss) profit for the year										(28,567)	(25,924)	9,052	1,391

Revenue from Products

The categorization is mainly based on the type of vehicles to which the respective product is assembled as well as the product’s component composition. Revenue from these products is as follows:

	2015	2016	2017	2017
	RMB’000	RMB’000	RMB’000	US$’000

Tubed steel wheels	1,373,210	1,227,862	1,286,535	197,737
Tubeless steel wheels	918,191	818,488	1,242,528	190,973
Off-road steel wheels	43,403	36,593	51,451	7,908
Aluminum wheels	27,413	103,759	191,868	29,490
Wheel components	83,539	62,831	58,605	9,007

Total consolidated revenue	2,445,756	2,249,533	2,830,987	435,115

Sales by Geographical Markets Based on Locations of Customers

The Group’s operations are located in the PRC. The following table provides an analysis of the Group’s sales by geographical markets based on locations of customers:

	2015	2016	2017	2017
	RMB’000	RMB’000	RMB’000	US$’000

The PRC (country of domicile)	2,008,826	1,877,996	2,442,973	375,478
Vietnam	32,584	31,866	40,058	6,157
Thailand	55,752	49,148	35,824	5,506
Indonesia	26,134	25,556	35,597	5,471
Malaysia	30,646	25,624	33,042	5,078
South Korea	34,520	31,364	12,757	1,961
Others*	257,294	207,979	230,736	35,464

	2,445,756	2,249,533	2,830,987	435,115

*	No further analysis by countries in this category is presented because the revenue from each individual country is insignificant to the total revenue.